Leases - Schedule of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Liability [Abstract]
Current operating liabilities	$ 328	$ 293
Non-current operating lease liabilities	1,649	1,662
Total lease liabilities	$ 1,977	$ 1,955